Castle Tandem Fund
		Schedule of Investments
	March 31, 2024 (Unaudited)
Shares / Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Arrangement of Transportation of Freight & Cargo
3,900	Expeditors International of Washington, Inc.	$ 474,123	1.41%

Beverages
12,300	Brown-Forman Corporation - Class B	634,926	1.89%

Cable & Other Pay Television Services
25,600	Comcast Corporation - Class A	1,109,760	3.30%

Canned, Fruits, Vegetables, Preserves, Jams & Jellies
7,300	The J.M. Smucker Company	918,851	2.73%

Electric Services
15,100	NextEra Energy, Inc.	965,041	2.87%

Electronic Connectors
7,500	Amphenol Corporation - Class A	865,125	2.57%

Industrial Instruments For Measurement, Display, and Control
800	Roper Technologies, Inc.	448,672	1.33%

Insurance Agents, Brokers & Services
8,700	Brown & Brown, Inc.	761,598	2.27%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
3,400	Steris PLC (Ireland)	764,388	2.27%

Pharmaceutical Preparations
11,000	Abbott Laboratories	1,250,260
1,800	AbbVie Inc.	327,780
5,400	Johnson & Johnson	854,226
		2,432,266	7.24%

Refuse Systems
3,900	Republic Services, Inc.	746,616
4,000	Waste Connections, Inc. (Canada)	688,040
		1,434,656	4.27%

Retail - Variety Stores
700	Costco Wholesale Corporation	512,841	1.53%

Rubber & Plastics Footwear
6,600	NIKE, Inc. - Class B	620,268	1.85%

Security & Commodity Brokers, Dealers, Exchanges & Services
9,300	Cboe Global Markets, Inc.	1,708,689
9,000	Intercontinental Exchange, Inc.	1,236,870
		2,945,559	8.77%

Security Brokers, Dealers & Flotation Companies
1,000	BlackRock, Inc.	833,700
2,500	MarketAxess Holdings Inc.	548,125
8,600	SEI Investments Company	618,340
		2,000,165	5.95%

Services - Business Services, NEC
2,600	Accenture PLC - Class A (Ireland)	901,186
2,000	Mastercard, Inc. - Class A	963,140
4,800	Visa, Inc. - Class A	1,339,584
		3,203,910	9.53%

Services - Computer Integrated Systems Design
4,500	Jack Henry & Associates, Inc.	781,785	2.33%

Services - Computer Processing & Data Preperation
1,800	Automatic Data Processing, Inc.	449,532
1,800	Verisk Analytics, Inc.	424,314
		873,846	2.60%

Services - Computer Programming, Data Processing, Etc.
2,800	FactSet Research Systems, Inc.	1,272,292	3.79%

Services - Prepackaged Software
2,200	Microsoft Corporation	925,584	2.75%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
5,600	Church & Dwight Co.	584,136	1.74%

Surgical & Medical Instruments & Apparatus
4,100	Becton, Dickinson and Company	1,014,545
5,400	ResMed, Inc.	1,069,362
3,000	Stryker Corporation	1,073,610
		3,157,517	9.40%

Water Supply
22,700	Essential Utilities, Inc.	841,035	2.50%

Total for Common Stocks (Cost - $20,635,984)		28,528,344	84.89%

REAL ESTATE INVESTMENT TRUSTS
12,500	Terreno Realty Corporation	830,000	2.47%
	(Cost - $688,336)

GOVERNMENT SECURITIES
382,000	U.S. Treasury Bill, 5.30%, 4/2/2024 * **	381,945
543,000	U.S. Treasury Bill, 5.38%, 4/9/2024 * **	542,367
1,146,000	U.S. Treasury Bill, 5.36%, 4/16/2024 * **	1,143,484
925,000	U.S. Treasury Bill, 5.39%, 4/23/2024 * **	922,021
	(Cost - $2,988,344)	2,989,817	8.90%

MONEY MARKET FUNDS
1,039,665	First American Treasury Obligations Fund - X Class 5.22% ***	1,039,665	3.09%
	(Cost - $1,039,665)

	Total Investments	33,387,826	99.35%
	(Cost - $25,352,329)

	Other Assets in Excess of Liabilities	217,631	0.65%

	Net Assets	$ 33,605,457	100.00%

* Zero coupon bond. Coupon rate disclosed represents 7-day yield at March 31, 2024.
** Level 2 Security.
*** The yield shown represents the 7-day yield at March 31, 2024.